Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Cash and cash equivalents (notes 8 and 17)	$ 309,857	$ 108,977
Short-term Investments	210,000	0
Restricted cash – current (notes 10, 15 and 17)	3,714	2,227
Accounts receivable	140,837	59,951
Accrued revenue	82,923	44,503
Bunker and lube oil inventory	60,832	49,033
Prepaid expenses	15,442	14,020
Current portion of net investment in sales-type lease, net (note 2)	0	12,009
Assets held for sale (note 18)	0	43,543
Current assets - discontinued operations (note 23)	0	4,804,439
Total current assets	823,605	5,138,702
Non-current
Restricted cash – non-current	3,135	3,135
Vessels and equipment (note 8)
At cost, less accumulated depreciation of $171,800 (2021 – $271,900)	429,987	925,249
Vessels related to finance leases, at cost, less accumulated amortization of $290,000 (2021 – $112,900) (note 10)	823,381	411,749
Operating lease right-of-use assets (notes 1 and 9)	42,894	14,257
Total vessels and equipment	1,296,262	1,351,255
Investment in and loan to equity-accounted investment (note 22)	16,198	12,954
Goodwill, intangibles and other non-current assets (notes 5 and 15)	25,646	25,936
Total assets	2,164,846	6,531,982
Current
Accounts payable	47,371	41,081
Accrued liabilities and other (notes 6)	86,971	103,063
Short-term debt (note 7)	0	25,000
Current portion of long-term debt (note 8)	21,184	255,306
Current obligations related to finance leases (note 10)	60,161	27,032
Current portion of operating lease liabilities (notes 1 and 9)	16,585	9,389
Current liabilities - discontinued operations (note 23)	0	2,877,629
Total current liabilities	232,272	3,338,500
Long-term debt (note 8)	0	416,174
Long-term obligations related to finance leases (note 10)	472,599	267,449
Long-term operating lease liabilities (notes 1 and 9)	26,858	4,868
Other long-term liabilities (notes 6)	63,511	72,508
Total liabilities	795,240	4,099,499
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 98,318,395 shares outstanding and 102,077,387 shares issued (2021 – 101,571,141 shares outstanding and issued)) (note 12)	1,022,040	1,053,802
Accumulated deficit	(396,605)	(513,242)
Non-controlling interest	746,143	1,917,433
Accumulated other comprehensive loss (note 1)	(1,972)	(25,510)
Total equity	1,369,606	2,432,483
Total liabilities and equity	2,164,846	6,531,982
Supplemental Balance Sheet Elements [Abstract]
Accumulated depreciation	171,800	271,900
Sale Leaseback Transaction, Accumulated Depreciation	$ 290,000	$ 112,900
Common stock, share authorized (in shares)	725,000,000	725,000,000
Common Stock, Shares, Outstanding	98,318,395	101,571,141
Common stock, share issued (in shares)	102,077,387	101,571,141